RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Schedule of related party transactions [Table Text Block]
	December 31, 2024	December 31, 2023	December 31, 2022

Consulting fees paid or accrued to officers or their companies	$1,082,804	$1,035,063	$909,314
Directors' fees	2,191	2,223	2,308

Stock option grants to officers and directors	$88,543	$23,750	$120,563
Stock option grant price range	$0.95	$0.68	$0.60